Risk Management and Fair Values - Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities (Details)	Sep. 30, 2025 USD ($)
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	$ 1,690,031
Lease liability	582,653
Trade and other payables	1,227,913
Income tax payable	123,184
Related parties payables	337,610
Total	3,961,391
Within 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	903,424
Lease liability	452,940
Trade and other payables	1,227,913
Income tax payable	123,184
Related parties payables	337,610
Total	2,497,113
Over 1 year [Member]
Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities [Line Items]
Bank loans and long-term related party payable	786,607
Lease liability	129,713
Trade and other payables
Income tax payable
Related parties payables
Total	$ 916,320